12. Stockholders' Equity (Details - Warrant activity) - Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Number of Warrants
Number of Warrants Outstanding, Beginning	162,500	162,500
Number of Warrants Granted and assumed	20,000	0
Number of Warrants Expired		0
Number of Warrants canceled		0
Number of Warrants Exercised		0
Number of Warrants Outstanding, Ending	182,500	162,500
Number of Warrants Exercisable	182,500	162,500
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 4.00
Weighted Average Exercise Price Granted and assumed	$ 4.00	4.00
Weighted Average Exercise Price Expired
Weighted Average Exercise Price canceled
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Outstanding, Ending		4.00
Weighted Average Exercise Price Exercisable		$ 4.00